Stock-based compensation - Fair value assumptions (Details)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Fair value assumptions
Expected term (in years)	6 years 26 days	3 years 3 months 26 days
Minimum Risk-free interest rate (as a percent)	1.40%	0.00%
Maximum Risk-free interest rate (as a percent)	1.60%	0.10%
Minimum Expected volatility (as a percent)	78.10%	70.90%
Maximum Expected volatility (as a percent)	78.60%	76.70%